Convertible Debt and Treasury Stock - Convertible Debt (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 01, 2016	Oct. 14, 2016
Convertible debt
Shares repurchased		$ 26,125,000	$ 61,714,000	$ 249,004,000
Convertible debt
Convertible debt
Aggregate principal amount of notes issued	$ 800,000,000	$ 153,000,000
Coupon rate of the convertible notes (as a percent)	1.00%	1.00%
Denomination of principal amount of debt which is used for conversion calculation	$ 1,000
Conversion price of the Notes (in dollars per share)	$ 123.70					$ 115.89
Net proceeds from issuance of notes	$ 783,200,000
Issuance cost	16,800,000
Shares repurchased	$ 100,000,000
Interest rate of convertible notes (as a percent)	1.00%
Redemption price (as a percent)	100.00%
Redemption price of Notes upon fundamental change (as a percent)	100.00%
Principal amount of convertible debt repurchased upon the exercise of the put option					$ 646,900,000